Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Credit carryforwards	$ 512	$ 526
Tax credit carryforward, expiration date	Dec. 31, 2026